Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Mar. 29, 2022 USD ($) $ / shares shares	Oct. 06, 2021 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2019 $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) VOTE $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 USD ($) Warrants $ / shares shares	Mar. 28, 2022 $ / shares shares	Mar. 09, 2022 shares
Class Of Stock [Line Items]
Preferred stock, shares authorized								10,000,000
Preferred stock, shares issued								0
Conversion of preferred stock terms								each share of Series Z Preferred Stock automatically converted into Class A common stock on a one-to-one basis;
Preferred stock, par value | $ / shares								$ 0.0001
Preferred stock, shares outstanding								0
Common stock, par value | $ / shares											$ 0.0001
Common stock voting rights								The holder of such shares is entitled to twenty votes for each share of Class X common stock, until the Sunset Date (defined below), and one vote for each share of Class X common stock from and after the Sunset Date.
Recognition of distribution to non-redeeming shareholders | $								$ 3,888	$ 0
Minimum issue price per share of common stock pursuant to firm underwriting for conversion of preferred stock into common stock | $ / shares											$ 11.65
Minimum proceeds from common stock pursuant to firm underwriting for conversion of preferred stock into common stock | $											$ 25,000
Starry, Inc [Member]
Class Of Stock [Line Items]
Conversion of preferred stock terms											each share of then-outstanding Starry Series Z Preferred Stock will convert automatically into the right to receive shares of New Starry Class A Common Stock on a one-to-one basis
Common stock, shares authorized											150,024,203	150,024,203
Common stock, par value | $ / shares											$ 0.0001	$ 0.0001
Common Stock, Shares, Issued											37,178,873	36,155,835
Common Stock, Shares, Outstanding											37,178,873	36,155,835
2020 Convertible Notes
Class Of Stock [Line Items]
Carrying value | $				$ 31,752
2020 Convertible Notes | Starry, Inc [Member]
Class Of Stock [Line Items]
Carrying value | $				31,752
2021 Convertible Notes
Class Of Stock [Line Items]
Carrying value | $				13,832
2021 Convertible Notes | Starry, Inc [Member]
Class Of Stock [Line Items]
Carrying value | $				$ 13,832
Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares outstanding								0
Series Seed Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, conversion price | $ / shares											$ 0.72
Preferred stock liquidation preference per share | $ / shares											$ 0.72
Preferred stock redemption value | $											$ 7,000
Series A Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, conversion price | $ / shares											$ 1.54
Preferred stock liquidation preference per share | $ / shares											$ 1.54
Preferred stock redemption value | $											$ 26,000
Series B Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, conversion price | $ / shares											$ 2.94
Preferred stock liquidation preference per share | $ / shares											$ 2.94
Preferred stock redemption value | $											$ 30,000
Series C Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, conversion price | $ / shares											$ 5.01
Preferred stock liquidation preference per share | $ / shares											$ 5.01
Preferred stock redemption value | $											$ 100,000
Series D Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Purchase price | $ / shares					$ 7.77
Preferred stock, conversion price | $ / shares											$ 7.77
Stock issued during period shares new issues					3,958,337
Gross proceeds from the issuance of preferred stock | $					$ 30,750
Payment of stock issuance costs | $					$ 12
Preferred stock liquidation preference per share | $ / shares											$ 7.77
Preferred stock redemption value | $											$ 125,000
Series Z Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares issued	4,133,333
Purchase price | $ / shares	$ 7.5
Gross cash proceeds | $	$ 31,000
Conversion of preferred stock terms								shares of Series Z Preferred Stock converted into shares of Class A common stock on a 1-for-1
Series E-1 Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion				22,204,490
Preferred stock, conversion price | $ / shares				$ 1.43
Series E-1 Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion				4,087,375
Preferred stock, conversion price | $ / shares				$ 7.77							$ 7.77
Preferred stock liquidation preference per share | $ / shares											$ 7.77
Preferred stock redemption value | $											$ 31,752
Series E-2 Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion				8,232,627
Preferred stock, conversion price | $ / shares				$ 1.34
Series E-2 Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion				1,515,452
Preferred stock, conversion price | $ / shares				$ 7.28							$ 7.28
Preferred stock liquidation preference per share | $ / shares											$ 7.28
Preferred stock redemption value | $											$ 11,032
Series E-3 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued				71,428,570
Purchase price | $ / shares				$ 1.68
Gross cash proceeds | $				$ 120,000
Issuance cost | $				$ 150
Series E-3 Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares issued				13,148,484
Purchase price | $ / shares				$ 9.13
Gross cash proceeds | $				$ 120,000
Issuance cost | $				$ 150
Preferred stock, conversion price | $ / shares											$ 9.13
Preferred stock liquidation preference per share | $ / shares											$ 9.13
Preferred stock redemption value | $											$ 120,000
Class A Common Stock
Class Of Stock [Line Items]
Conversion of preferred stock ratio								0.1841
Common stock, shares authorized								800,000,000			800,000,000
Common stock, par value | $ / shares	$ 0.0001							$ 0.0001			$ 0.0001
Common Stock, Shares, Issued								153,393,876			0					422,108
Common Stock, Shares, Outstanding								153,393,876			0
Common stock voting rights								Holders of such shares are entitled to one vote for each share of Class A common stock.
Number of votes for each share | VOTE								1
Class A Common Stock | Other Nonoperating Income (Expense)
Class Of Stock [Line Items]
Recognition of distribution to non-redeeming shareholders | $								$ 3,888
Class X Common Stock
Class Of Stock [Line Items]
Common stock, terms of conversion								Each share of Class X common stock will:
Common stock, shares authorized								50,000,000			50,000,000
Common stock, par value | $ / shares	$ 0.0001							$ 0.0001			$ 0.0001
Common Stock, Shares, Issued								9,268,335			0
Common Stock, Shares, Outstanding	9,268,335							9,268,335			0
Number of votes for each share | VOTE								20
Voting common shares | Starry, Inc [Member]
Class Of Stock [Line Items]
Common stock, shares authorized											128,855,144	128,855,144
Common stock, par value | $ / shares											$ 0.0001	$ 0.0001
Common Stock, Shares, Issued											34,977,237	34,977,237
Common Stock, Shares, Outstanding											34,977,237	34,977,237
Non-voting common shares | Warrants Issued In Two Thousand And Eighteen [Member]
Class Of Stock [Line Items]
Class of warrants or rights month of expiry														2024-03
Non-voting common shares | Warrants Issued In Two Thousand And Seventeen [Member]
Class Of Stock [Line Items]
Class of warrants or rights month of expiry							2027-09
Non-voting common shares | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In Februrary Two Thousand Twenty Nine [Member]
Class Of Stock [Line Items]
Class of warrants or rights month of expiry						2029-02
Non-voting common shares | Tranche C Warrants [Member] | Starry Credit Agreement [Member]
Class Of Stock [Line Items]
Fair value measurment with unobservable input reconciliation recurring liability issues | $		$ 6,733
Non-voting common shares | Delayed Draw Tranche C [Member] | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In December Two Thousand Twenty Nine [Member]
Class Of Stock [Line Items]
Class of warrants or rights month of expiry													2029-12
Non-voting common shares | Starry, Inc [Member]
Class Of Stock [Line Items]
Common stock, shares authorized											21,169,059	21,169,059
Common stock, par value | $ / shares											$ 0.0001	$ 0.0001
Common Stock, Shares, Issued											2,201,636	1,178,598
Common Stock, Shares, Outstanding											2,201,636	1,178,598
Class of warrants or rights number of securities covered by the warrants or rights											6,632,108
Non-voting common shares | Starry, Inc [Member] | Warrants Issued In Two Thousand And Eighteen [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights														874,374
Class of warrants or rights exercise price per share | $ / shares														$ 5.01
Class of warrants or rights fair value per share | $ / shares														$ 0.04
Adjustment to additional paid in capital warrants issued | $														$ 31
Non-voting common shares | Starry, Inc [Member] | Warrants Issued In Two Thousand And Seventeen [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights							92,039
Class of warrants or rights exercise price per share | $ / shares							$ 0.92
Class of warrants or rights fair value per share | $ / shares							$ 0.34
Adjustment to additional paid in capital warrants issued | $							$ 31
Non-voting common shares | Starry, Inc [Member] | Excercised At The Time Of Issuance [Member] | Warrants Issued In Two Thousand And Eighteen [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights														437,187
Non-voting common shares | Starry, Inc [Member] | Depending On Attaining Performance Requirements [Member] | Warrants Issued In Two Thousand And Eighteen [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights														437,187
Number of residential subscribers who shall subscribe to the companies service | Warrants														2,000
Class of warrants or rights issued subject to conditional vesting														87,437
Non-voting common shares | Starry, Inc [Member] | Depending On Attaining Performance Requirements And The Requirement Has Been Fulfilled [Member] | Warrants Issued In Two Thousand And Eighteen [Member]
Class Of Stock [Line Items]
Class of warrants or rights vested during the period												87,437
Non-voting common shares | Starry, Inc [Member] | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In Februrary Two Thousand Twenty Nine [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights			2,765,887			2,765,887
Class of warrants or rights exercise price per share | $ / shares			$ 0.01			$ 0.01
Class of warrants or rights fair value per share | $ / shares			$ 2.88			$ 2.88
Non-voting common shares | Starry, Inc [Member] | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In December Two Thousand Twenty Nine [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights			2,765,887			2,765,887
Adjustment to additional paid in capital warrants issued | $			$ 6,175
Non-voting common shares | Starry, Inc [Member] | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In February Two Thousand Twenty Nine And December Two Thousand And Twenty Nine [Member]
Class Of Stock [Line Items]
Adjustment to additional paid in capital warrants issued | $										$ 14,482
Non-voting common shares | Starry, Inc [Member] | Tranche C Warrants [Member] | Starry Credit Agreement [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights		2,118,687
Class of warrants or rights exercise price per share | $ / shares		$ 0.05
Class of warrants or rights exercise price per share | $ / shares		$ 3.21
Fair value measurment with unobservable input reconciliation recurring liability issues | $		$ 8,428
Non-voting common shares | Starry, Inc [Member] | Tranche C Warrants [Member] | Starry Credit Agreement [Member] | Non Contingently Excercisable [Member]
Class Of Stock [Line Items]
Class of warrants or rights percentage excercisability		25.00%
Non-voting common shares | Starry, Inc [Member] | Tranche C Warrants [Member] | Starry Credit Agreement [Member] | Contingently Excercisable [Member]
Class Of Stock [Line Items]
Class of warrants or rights percentage excercisability		75.00%
Non-voting common shares | Starry, Inc [Member] | Tranche C And Delayed Draw Tranche C Warrants [Member] | Starry Credit Agreement [Member] | Tranche One [Member]
Class Of Stock [Line Items]
Class of warrants or rights percentage excercisability		25.00%
Non-voting common shares | Starry, Inc [Member] | Tranche C And Delayed Draw Tranche C Warrants [Member] | Starry Credit Agreement [Member] | Tranche Two [Member]
Class Of Stock [Line Items]
Class of warrants or rights percentage excercisability		25.00%
Non-voting common shares | Starry, Inc [Member] | Tranche C And Delayed Draw Tranche C Warrants [Member] | Starry Credit Agreement [Member] | Tranche Three [Member]
Class Of Stock [Line Items]
Class of warrants or rights percentage excercisability		50.00%
Non-voting common shares | Starry, Inc [Member] | Delayed Draw Tranche C [Member] | Starry Credit Agreement [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights		533,275								3,244,510			3,244,510
Fair value measurment with unobservable input reconciliation recurring liability issues | $		$ 1,695
Adjustment to additional paid in capital warrants issued | $										$ 8,307
Non-voting common shares | Starry, Inc [Member] | Delayed Draw Tranche C [Member] | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In December Two Thousand Twenty Nine [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights										3,244,510			3,244,510
Class of warrants or rights exercise price per share | $ / shares										$ 0.01			$ 0.01
Class of warrants or rights fair value per share | $ / shares										$ 2.88			$ 2.88
Prior to the Acquisition Merger | Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											505,746,770				97,176,852
Preferred stock, shares issued															95,762,330
Preferred stock, shares outstanding															95,762,330
Prior to the Acquisition Merger | Convertible Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											92,637,050
Prior to the Acquisition Merger | Series Seed Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											53,030,270				9,761,747
Preferred stock, shares issued															9,761,745
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															9,761,745
Prior to the Acquisition Merger | Series Seed Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											9,761,747
Prior to the Acquisition Merger | Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											91,549,300				16,852,283
Preferred stock, shares issued															16,852,283
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															16,852,283
Prior to the Acquisition Merger | Series A Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											16,852,283
Prior to the Acquisition Merger | Series B Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											55,452,865				10,207,696
Preferred stock, shares issued															10,207,696
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															10,207,696
Prior to the Acquisition Merger | Series B Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											10,207,696
Prior to the Acquisition Merger | Series C Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											108,459,871				19,965,160
Preferred stock, shares issued															19,965,160
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															19,965,160
Prior to the Acquisition Merger | Series C Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											19,965,160
Prior to the Acquisition Merger | Series D Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											87,412,587				16,090,802
Preferred stock, shares issued															16,090,802
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															16,090,802
Prior to the Acquisition Merger | Series D Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											16,090,802
Prior to the Acquisition Merger | Series E Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											104,841,877				19,299,164
Preferred stock, shares issued															18,751,311
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															18,751,311
Prior to the Acquisition Merger | Series E Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											19,299,164
Prior to the Acquisition Merger | Series Z Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											5,000,000				5,000,000
Preferred stock, shares issued															4,133,333
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															4,133,333
Prior to the Acquisition Merger | Series Z Preferred Stock [Member] | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											2,500,000